Segment Reporting - Capital Expenditures by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Other Income Statement Items by Segment	The following table includes capital expenditures by segment for the periods presented in these financial statements.

	December 31, 2025 $	December 31, 2024 $
Tankers	2,995	4,841

Tankers [Member] | Operating Segments
Segment Reporting Information [Line Items]
Segment, Expenditure, Addition to Long-Lived Assets	$ 2,995
Teekay Tankers | Tankers [Member] | Operating Segments
Segment Reporting Information [Line Items]
Segment, Expenditure, Addition to Long-Lived Assets		$ 4,841